Derivatives (Details 5) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
B3		R$ 6,064,000,000
Futures contract [member]
IfrsStatementLineItems [Line Items]
B3	R$ 1,020,605,000,000	857,781,000,000
Futures contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,020,605,000,000	857,781,000,000
Swap contract [member]
IfrsStatementLineItems [Line Items]
B3	1,571,025,000,000	1,338,457,000,000
Swap contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,571,025,000,000	1,338,457,000,000
Option contract [member]
IfrsStatementLineItems [Line Items]
B3	1,352,201,000,000	1,621,736,000,000
Option contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,352,201,000,000	1,621,736,000,000
Forward contract [member]
IfrsStatementLineItems [Line Items]
B3	4,755,000,000	26,129,000,000
Forward contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	4,755,000,000	26,129,000,000
Credit derivatives [member]
IfrsStatementLineItems [Line Items]
B3	43,808,000,000	21,556,000,000
Credit derivatives [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	43,808,000,000	21,556,000,000
N D F Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
B3	326,100,000,000	278,531,000,000
N D F Non Deliverable Forward [Member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	326,100,000,000	278,531,000,000
Target flow of swap [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	8,170,000,000
B3 [member] | Futures contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,020,604,000,000	857,781,000,000
B3 [member] | Swap contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	991,559,000,000	817,629,000,000
B3 [member] | Option contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,255,056,000,000	1,530,730,000,000
B3 [member] | Forward contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	4,696,000,000	25,368,000,000
B3 [member] | Credit derivatives [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	17,806,000,000	7,535,000,000
B3 [member] | N D F Non Deliverable Forward [Member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	70,562,000,000	65,035,000,000
Over-the-counter market [member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	5,938,000,000	4,861,000,000
Over-the-counter market [member] | Futures contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	1,000,000
Over-the-counter market [member] | Futures contract [member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	1,000,000
Over-the-counter market [member] | Swap contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	579,466,000,000	520,828,000,000
Over-the-counter market [member] | Swap contract [member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	465,917,000,000	413,651,000,000
Over-the-counter market [member] | Swap contract [member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	105,076,000,000	103,758,000,000
Over-the-counter market [member] | Swap contract [member] | Derivative financial instruments [member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	8,473,000,000	3,419,000,000
Over-the-counter market [member] | Option contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	97,145,000,000	91,006,000,000
Over-the-counter market [member] | Option contract [member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	52,177,000,000	57,540,000,000
Over-the-counter market [member] | Option contract [member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	43,949,000,000	32,415,000,000
Over-the-counter market [member] | Option contract [member] | Derivative financial instruments [member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	1,019,000,000	1,051,000,000
Over-the-counter market [member] | Forward contract [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	59,000,000	761,000,000
Over-the-counter market [member] | Forward contract [member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	53,000,000	761,000,000
Over-the-counter market [member] | Forward contract [member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	6,000,000
Over-the-counter market [member] | Credit derivatives [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	26,002,000,000	14,021,000,000
Over-the-counter market [member] | Credit derivatives [member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	26,002,000,000	14,021,000,000
Over-the-counter market [member] | N D F Non Deliverable Forward [Member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	255,538,000,000	213,496,000,000
Over-the-counter market [member] | N D F Non Deliverable Forward [Member] | Derivative financial instruments [member] | Financial institutions [Member]
IfrsStatementLineItems [Line Items]
B3	117,077,000,000	76,415,000,000
Over-the-counter market [member] | N D F Non Deliverable Forward [Member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	137,091,000,000	136,270,000,000
Over-the-counter market [member] | N D F Non Deliverable Forward [Member] | Derivative financial instruments [member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	1,370,000,000	811,000,000
Over-the-counter market [member] | Target flow of swap [member] | Derivative financial instruments [member]
IfrsStatementLineItems [Line Items]
B3	8,170,000,000	6,064,000,000
Over-the-counter market [member] | Target flow of swap [member] | Derivative financial instruments [member] | Companies [member]
IfrsStatementLineItems [Line Items]
B3	2,227,000,000	1,200,000,000
Over-the-counter market [member] | Target flow of swap [member] | Derivative financial instruments [member] | Individuals [member]
IfrsStatementLineItems [Line Items]
B3	R$ 5,000,000	R$ 3,000,000